Leases-Lessee (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 77
2017	63
2018	46
2019	36
2020	32
Thereafter	99
Total	353
Operating leases [Abstract]
Total rent expense	$ 157	$ 101	$ 51